9800 Fredericksburg Road

San Antonio, Texas 78288

June 6, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USAA ETF Trust
Initial Registration Statement on Form N-1A
Ladies and Gentlemen:

Transmitted herewith for filing on behalf of USAA ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), is the Trust's initial Registration Statement on Form N-1A, including the exhibits thereto.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust's Notification of Registration on Form N-8A.

The Trust respectfully requests that the Staff furnish the Trust with any comments it may have as soon as reasonably practicable. If you have any questions or comments regarding the foregoing, please contact me at (210) 498-0034. Thank you for your attention to this matter.

Sincerely,

Daniel Mavico

Assistant Secretary

USAA Mutual Funds Trust

Enclosures